CAPITAL STRUCTURE	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Equity [Abstract]
CAPITAL STRUCTURE

NOTE 5 – CAPITAL STRUCTURE

The total number of shares of stock which the corporation shall have authority to issue is 760,000,000 shares, of which 750,000,000 shares of $0.0001 par value shall be designated as Common Stock and 10,000,000 shares of $0.0001 shall be designated as Preferred Stock. The Preferred Stock authorized by these Articles of Incorporation may be issued in one or more series. The Board of Directors of the Corporation is authorized to determine or alter the rights, preferences, privileges, and restrictions granted or imposed upon any wholly unissued series of Preferred Stock, and within the limitations or restrictions stated in any resolution or resolutions of the Board of Directors originally fixing the number of shares constituting any series, to increase or decrease (but not below the number of shares of any such series then outstanding) the number of shares of any such series subsequent to the issue of shares of that series, to determine the designation and par value of any series and to fix the numbers of shares of any series.

Common Stock - As of March 31, 2022 the Company had 38,429,397 shares of its common stock issued and outstanding, and on March 31, 2021 the Company had 29,974,740 shares of its common stock issued and outstanding. All references to the common shares outstanding have been retroactively adjusted to reflect the stock splits unless stated otherwise.

In 2022 and 2021, the Company raised capital by issuance of common stock above the stated par value. The contributed capital recognized as additional paid in capital during the quarter ended March 31, 2022 and 2021 was $18,916,423 and $2,908,117 respectively. During the quarter ended March, 31 2022 and 2021, there were $0 in capital distributions.

Treasury Stock – As part of the Merger in February of 2021, the Company repurchased 328,800 shares of its common stock previously held by Vinings’ shareholders. The stock was recorded at the cost paid for it, of $247,165 and held as Treasury stock for the duration of 2021. Subsequent to year end, the Company retired the 328,800 shares of Treasury Stock, as of February 18, 2022.

Series A Preferred Stock - As of April 30, 2019, the Series A Preferred Stock had been canceled, and no shares remain outstanding. The rights and privileges of future issuances of the Series A Preferred stock will be determined at such time if and when they are issued. As of September 30, 2021, there were 0 shares of Series A Preferred outstanding.

Series B Convertible Preferred Stock - The Company designated 2,000,000 shares of Series B Convertible Preferred Stock with a par value of $0.0001 per share. Initially, there will be no dividends due or payable on the Series B Preferred Stock. Any future terms with respect to dividends shall be determined by the Board consistent with the Corporation’s Certificate of Incorporation. Any and all such future terms concerning dividends shall be reflected in an amendment to this Certificate, which the Board shall promptly file or cause to be filed.

All shares of the Series B Preferred Stock shall rank (i) senior to the Corporation’s Common Stock and any other class or series of capital stock of the Corporation hereafter created, (ii) pari passu with any class or series of capital stock of the Corporation hereafter created and specifically ranking, by its terms, on par with the Series B Preferred Stock and (iii) junior to any class or series of capital stock of the Corporation hereafter created specifically ranking, by its terms, senior to the Series B Preferred Stock, in each case as to distribution of assets upon liquidation, dissolution or winding up of the Corporation, whether voluntary or involuntary.

The Series B Preferred shall have no liquidation preference over any other class of stock.

Each holder of outstanding shares of Series B Preferred Stock shall be entitled to the number of votes equal to equal to one thousand (1,000) Common Shares. Except as provided by law, or by the provisions establishing any other series of Preferred Stock, holders of Series B Preferred Stock and of any other outstanding series of Preferred Stock shall vote together with the holders of Common Stock as a single class.

Each holder of shares of Series B Preferred Stock may, at any time and from time to time, convert (an “Optional Conversion”) each of its shares of Series B Preferred Stock into a 1,000 of fully paid and nonassessable shares of Common Stock; provided, however, that any Optional Conversion must involve the issuance of at least 100 shares of Common Stock.

In the event of a reverse split, the conversion ratio shall not be changed. However, in the event a forward split shall occur then the conversion ratio shall be modified to be increased by the same ratio as the forward split.

The Company has evaluated the Series B Preferred Stock in accordance with ASC 815 and has determined their conversion options were for equity and ASC 815 did not apply as of December 31, 2021. The Company has evaluated the Series B Preferred Stock in accordance with FASB ASC Subtopic 470-20-40 and has determined that there is no beneficial conversion feature that must be accounted for as of December 31, 2021.

As of March 31, 2022, there were 8,000 shares of Series B Preferred outstanding.

Common Stock Warrants - On November 23, 2020, the Company issued a class A and a class B warrant to Coral Investment Partners, LP (“CIP”), with each warrant granting CIP the right to purchase 500,000 shares of common stock at a price of $2 for Class A or $5 for Class B. The warrants expire on November 30, 2023. The warrants also contain a cashless exercise provision and contained anti-dilution provisions. The warrants remain outstanding as of March 31, 2021. In October 2021, the Company was notified by the warrant holder that they intend to exercise its right to purchase shares of the Company under these warrants.

On May 28, 2021, the Company issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 500,000 shares of common stock at a price of $1 per share, 500,000 shares at $2 per share, and 500,000 shares at $5 per share. The warrants expire on June 1, 2026. All warrants were outstanding on March 31, 2022.

On July 30th, 2021, the Company issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 200,000 shares of common stock at a price of $1 per share, 100,000 shares at $2 per share, and 100,000 shares at $5 per share. The warrants expire on July 26, 2026. 395,000 warrants were outstanding on March 31, 2022. 5,000 warrants at $1 per share were exercised on March 1, 2022.

On September 22, 2021, the Company issued a warrant in conjunction with the termination of the license right (see Note 3) with Purple Biotech, granting Purple Biotech the right to purchase 300,000 shares of common stock at $5 per share, subject to certain adjustments. During 2021, the Company recorded $1,897,585 as general and administrative expense in condensed consolidated statement of operations upon immediate vesting of the Warrant. The warrant was valued using the Black-Scholes option pricing model using the following assumptions: 1) exercise price of $5.00 per share, 2) fair value of $6.50 per share, 3) discount rate of 0.48%, 3) dividend rate of 0%, and 4) a term of 3 years.

On December 20, 2021, the Company issued a warrant to a third party in exchange for services to be provided, granting the warrant holder the right to purchase 600,000 shares of common stock at a price of $1 per share. The warrants expire on December 20, 2026. All warrants were outstanding on March 31, 2022.

On January 28, 2022, the Company issued a warrant to a third party in exchange for contemplation of a debt extension, granting the warrant holder the right to purchase 250,000 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. The warrants were expensed immediately as a loss on extinguishment of debt. All warrants were outstanding on March 31, 2022. Subsequently, on April 14, 2022, an agreement was executed with the debt holder extending the maturity of the debt to July 31, 2022 in recognition of the warrants issued on January 28, 2022. This amendment was treated as a debt modification, and will be accounted for accordingly in the second quarter.

On January 28, 2022, the Company issued a warrant to a third party in exchange for contemplation of a debt extension, granting the warrant holder the right to purchase 400,000 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. The warrants expire on January 31, 2024. The warrants were expensed immediately as a loss on extinguishment of debt. All warrants were outstanding on March 31, 2022. Subsequently, on April 14, 2022, an agreement was executed with the debt holder extending the maturity of the debt to July 31, 2022 in recognition of the warrants issued on January 28, 2022. This amendment was treated as a debt modification, and will be accounted for accordingly in the second quarter.

On January 28, 2022, the Company issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 775,000 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. All warrants were outstanding on March 31, 2022.

On January 28, 2022, the Company issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 200,000 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. All warrants were outstanding on March 31, 2022.

On January 28, 2022, the Company issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 350,000 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. 296,666 warrants were outstanding on March 31, 2022. 53,335 warrants at $1.50 per share were exercised on March 1, 2022.

On January 28, 2022, the Company issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 150,000 shares of common stock at a price of $1 per share and 150,000 shares at $2 per share. The warrants expire on January 31, 2024. All warrants were outstanding on March 31, 2022.

On January 28, 2022, the Company issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 1,018,050 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. All warrants were outstanding on March 31, 2022.

On January 28, 2022, the Company issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 225,000 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. 210,000 warrants were outstanding on March 31, 2022. 15,000 warrants at $1.50 per share were exercised on March 1, 2022.

On January 28, 2022, the Company issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 100,000 shares of common stock at a price of $1 per share. The warrants expire on January 31, 2024. All warrants were outstanding on March 31, 2022.

On January 28, 2022, the Company issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 100,000 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. All warrants were outstanding on March 31, 2022.

On January 28, 2022, the Company issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 100,000 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. All warrants were outstanding on March 31, 2022.

On January 28, 2022, the Company issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 52,050 shares of common stock at a price of $1.50 per share. The warrants expire on January 31, 2024. All warrants were outstanding on March 31, 2022.

On March 30, 2022, the Company issued a warrant to a third party in conjunction with an investment, granting the warrant holder the right to purchase 250,000 shares of common stock at a price of $3 per share. The warrants expire on March 30, 2024. All warrants were outstanding on March 31, 2022.

On March 30, 2022, the Company issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 300,000 shares of common stock at a price of $1.50 per share. The warrants expire on April 1, 2027. All warrants were outstanding on March 31, 2022.

The warrants issued as of March 31, 2022 were valued using the Black-Scholes option pricing model using the following assumptions: 1) exercise price ranging from $1.00 to $5.00 per share, 2) fair value ranging from $4.80 to $6.00 per share, 3) discount rate ranging from 1.15% to 2.31%, 3) dividend rate of 0%, and 4) a term ranging from 2 to 5 years.

NOTE 5 – CAPITAL STRUCTURE

The total number of shares of stock which the corporation shall have authority to issue is 760,000,000 shares, of which 750,000,000 shares of $0.0001 par value shall be designated as Common Stock and 10,000,000 shares of $0.0001 shall be designated as Preferred Stock. The Preferred Stock authorized by these Articles of Incorporation may be issued in one or more series. The Board of Directors of the Corporation is authorized to determine or alter the rights, preferences, privileges, and restrictions granted or imposed upon any wholly unissued series of Preferred Stock, and within the limitations or restrictions stated in any resolution or resolutions of the Board of Directors originally fixing the number of shares constituting any series, to increase or decrease (but not below the number of shares of any such series then outstanding) the number of shares of any such series subsequent to the issue of shares of that series, to determine the designation and par value of any series and to fix the numbers of shares of any series.

Common Stock - As of December 31, 2021 the Company had 37,082,864 shares of its common stock issued and 36,754,064 outstanding, and on December 31, 2020 the Company had 26,768,240 shares of its common stock issued and outstanding. All references to the common shares outstanding have been retroactively adjusted to reflect the stock splits unless stated otherwise.

In 2021 and 2020, the Company raised capital by issuance of common stock above the stated par value. The contributed capital recognized as additional paid in capital during the year ended December 31, 2021 and 2020 was $10,135,743 and $1,167,065 respectively. During the year ended December, 31 2021 and 2020, there were $0 in capital distributions.

Treasury Stock – As part of the Merger in February of 2021, the Company repurchased 328,800 shares of its common stock previously held by Vinings’ shareholders. The stock was recorded at the cost paid for it, of $247,165 and held as Treasury stock for the duration of 2021. Subsequent to year end, the Company retired the 328,800 shares of Treasury Stock, as of February 18, 2022.

An additional 44,200 shares of common stock were repurchased at cost from a former marketing partner in exchange for a cancellation of an outstanding debt. The shares were immediately cancelled.

Series A Preferred Stock - As of April 30, 2019, the Series A Preferred Stock had been canceled, and no shares remain outstanding. The rights and privileges of future issuances of the Series A Preferred stock will be determined at such time if and when they are issued. As of December 31, 2021, there were 0 shares of Series A Preferred outstanding.

Series B Convertible Preferred Stock - The Company designated 2,000,000 shares of Series B Convertible Preferred Stock with a par value of $0.0001 per share. Initially, there will be no dividends due or payable on the Series B Preferred Stock. Any future terms with respect to dividends shall be determined by the Board consistent with the Corporation’s Certificate of Incorporation. Any and all such future terms concerning dividends shall be reflected in an amendment to this Certificate, which the Board shall promptly file or cause to be filed.

All shares of the Series B Preferred Stock shall rank (i) senior to the Corporation’s Common Stock and any other class or series of capital stock of the Corporation hereafter created, (ii) pari passu with any class or series of capital stock of the Corporation hereafter created and specifically ranking, by its terms, on par with the Series B Preferred Stock and (iii) junior to any class or series of capital stock of the Corporation hereafter created specifically ranking, by its terms, senior to the Series B Preferred Stock, in each case as to distribution of assets upon liquidation, dissolution or winding up of the Corporation, whether voluntary or involuntary.

The Series B Preferred shall have no liquidation preference over any other class of stock.

Each holder of outstanding shares of Series B Preferred Stock shall be entitled to the number of votes equal to equal to one thousand (1,000) Common Shares. Except as provided by law, or by the provisions establishing any other series of Preferred Stock, holders of Series B Preferred Stock and of any other outstanding series of Preferred Stock shall vote together with the holders of Common Stock as a single class.

Each holder of shares of Series B Preferred Stock may, at any time and from time to time, convert (an “Optional Conversion”) each of its shares of Series B Preferred Stock into a 1,000 of fully paid and nonassessable shares of Common Stock; provided, however, that any Optional Conversion must involve the issuance of at least 100 shares of Common Stock.

In the event of a reverse split, the conversion ratio shall not be changed. However, in the event a forward split shall occur then the conversion ratio shall be modified to be increased by the same ratio as the forward split.

The Company has evaluated the Series B Preferred Stock in accordance with ASC 815 and has determined their conversion options were for equity and ASC 815 did not apply as of December 31, 2021. The Company has evaluated the Series B Preferred Stock in accordance with FASB ASC Subtopic 47020 and has determined that there is no beneficial conversion feature that must be accounted for as of December 31, 2021.

As of December 31, 2021, there were 8,000 shares of Series B Preferred outstanding.

Common Stock Warrants - On November 23, 2020, the Company issued a class A and a class B warrant to Coral Investment Partners, LP (“CIP”), with each warrant granting CIP the right to purchase 500,000 shares of common stock at a price of $2.00 for Class A or $5.00 for Class B. The warrants expire on November 30, 2023. The warrants also contain a cashless exercise provision and contained anti-dilution provisions. The warrants remain outstanding as of December 31, 2021. In October 2021, the Company was notified by the warrant holder that they intend to exercise its right to purchase shares of the Company under these warrants.

On May 28, 2021, the Company issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 500,000 shares of common stock at a price of $1.00 per share, 500,000 shares at $2.00 per share, and 500,000 at $5.00 per share. The warrants expire on June 1, 2026. All warrants were outstanding on December 31, 2021. The warrants were valued using the Black-Scholes option pricing model using the following assumptions: 1) exercise prices of $1.00, $2.00 and $5.00 per share, 2) fair value of $5.00 per share, 3) discount rate of 0.79%, 3) dividend rate of 0%, and 4) a term of 5 years.

On July 30th, 2021, the Company issued a warrant to a third party in exchange for professional services, granting the warrant holder the right to purchase 200,000 shares of common stock at a price of $1.00 per share, 100,000 shares at $2.00 per share, and 100,000 at $5.00 per share. The warrants expire on July 26, 2026. All warrants were outstanding on December 31, 2021. The warrants were valued using the Black-Scholes option pricing model using the following assumptions: 1) exercise prices of $1.00, $2.00 and $5.00 per share, 2) fair value of $4.70 per share, 3) discount rate of 0.69%, 3) dividend rate of 0%, and 4) a term of 5 years.

On September 22, 2021, the Company issued a warrant in conjunction with the termination of the license right (see Note 3) with Purple Biotech, granting Purple Biotech the right to purchase 300,000 shares of common stock at $5 per share, subject to certain adjustments. During 2021, the Company recorded $1,897,585 as general and administrative expense in condensed consolidated statement of operations upon immediate vesting of the Warrant. The warrant was valued using the Black-Scholes option pricing model using the following assumptions: 1) exercise price of $5.00 per share, 2) fair value of $6.50 per share, 3) discount rate of 0.48%, 3) dividend rate of 0%, and 4) a term of 3 years.

On December 20, 2021, the Company granted a warrant to a third party in exchange for services to be provided, conditionally giving the warrant holder the right to purchase 600,000 shares of common stock at a price of $1.00 per share upon performance by The Company. The conditions include three vesting milestones related to the successful filing any S-1 or comparable registration statement, registration effectiveness, and the close of capital raise and uplist to a national exchange. The warrants expire on December 20, 2026.